Operating and Direct Financing Leases - Operating Lease Obligations - Additional Information (Detail) - Teekay Tangguh Joint Venture $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($)
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels | vessel	2
Tax indemnification | $	$ 7.1	$ 7.5
Operating lease arrangement period	20 years